Income Taxes - Items accounting for the difference between income taxes computed at the U.S. federal statutory income tax rate and the income tax expense (benefit) at the effective tax rate (Details) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Items accounting for the difference between income taxes computed at the U.S. federal statutory income tax rate and the income tax expense (benefit) at the effective tax rate
Federal Income Tax Provision at Statutory Rate					$ 7,484	$ 9,444	$ 1,205
State Taxes, Net of Federal Benefits					2,437	2,520	997
Meals Entertainments						6	18
Foreign Derived Intangible Income					(618)	(802)	(598)
NOL Carryback Refund Before AMT							(1,216)
Other					120	(377)	(30)
Income Tax Expense	$ (2,864)	$ 1,173	$ (11,380)	$ 10,497	$ 9,423	$ 10,791	$ 376
Items accounting for the difference between income taxes computed at the U.S. federal statutory income tax rate and the income tax expense (benefit) at the effective tax rate (IN PERCENT)
Federal Income Tax Provision at Statutory Rate					21.00%	21.00%	21.00%
State Taxes, Net of Federal Benefits			6.00%		6.00%	6.00%	17.00%
Meals Entertainments					0.00%	0.00%	0.00%
Foreign Derived Intangible Income					(2.00%)	(2.00%)	(10.00%)
NOL Carryback Refund Before AMT					0.00%	0.00%	(21.00%)
Debt Forgiveness and Interest Income					0.00%	0.00%	0.00%
Other					(1.00%)	(1.00%)	(1.00%)
Income Tax Expense			27.00%	26.00%	24.00%	24.00%	6.00%
Income Tax benefit related to NOL Carrybacks under the provision in the CARES Act							$ 2,500